Other Current Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Jul. 29, 2012	Jan. 29, 2012	Jan. 30, 2011
Accounts Payable and Accrued Liabilities [Line Items]
Accrued interest	$ 154	$ 233	$ 131
Accrued non-income taxes	40	31	28
Branch closure & consolidation reserves	13	16	18
Other	102	98	95
Total other current liabilities	$ 309	$ 378	$ 272